GENERAL BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2015
GENERAL BUSINESS DESCRIPTION
GENERAL BUSINESS DESCRIPTION

1.GENERAL BUSINESS DESCRIPTION

Enbridge Inc. (Enbridge or the Company) is a publicly traded energy transportation and distribution company. Enbridge conducts its business through five business segments: Liquids Pipelines; Gas Distribution; Gas Pipelines, Processing and Energy Services; Sponsored Investments and Corporate. These operating segments are strategic business units established by senior management to facilitate the achievement of the Company’s long-term objectives, to aid in resource allocation decisions and to assess operational performance.

Effective September 1, 2015, under an agreement with Enbridge Income Fund (the Fund) and Enbridge Income Fund Holdings Inc. (ENF), Enbridge transferred its Canadian Liquids Pipelines business, held by Enbridge Pipelines Inc. (EPI) and Enbridge Pipelines (Athabasca) Inc. (EPAI), and certain Canadian renewable energy assets to the Fund Group (comprising the Fund, Enbridge Commercial Trust (ECT), Enbridge Income Partners LP (EIPLP) and the subsidiaries of EIPLP) for consideration valued at $30.4 billion plus incentive distribution and performance rights (the Canadian Restructuring Plan). The consideration that Enbridge received included $18.7 billion of units in the Fund Group, comprised of $3 billion of Fund units and $15.7 billion of equity units of EIPLP, in which the Fund has an interest. The Fund Group also assumed debt of EPI and EPAI of approximately $11.7 billion. Upon closing of the transaction, Enbridge’s overall economic interest in the Fund Group increased to 91.9% (overall economic interest prior to the transfer was 66.4%). Also effective September 1, 2015, the transferred businesses and assets noted above are reported under the Sponsored Investments segment as further described below.

LIQUIDS PIPELINES

Until August 31, 2015, Liquids Pipelines consisted of common carrier and contract crude oil, natural gas liquids (NGL) and refined products pipelines and terminals in Canada and the United States, including Canadian Mainline, Regional Oil Sands System, Seaway Crude Pipeline System (Seaway Pipeline), Flanagan South Pipeline, Southern Lights Pipeline, Spearhead Pipeline and Feeder Pipelines and Other. Effective September 1, 2015, under the Canadian Restructuring Plan described above, Enbridge transferred to the Fund Group the Canadian Mainline, Regional Oil Sands System, the Canadian portion of the Southern Lights Pipeline (Southern Lights Canada) and certain residual rights and/or obligations relating to terminal and storage assets. These transferred assets are reported under the Sponsored Investments segment from the date of transfer.

GAS DISTRIBUTION

Gas Distribution consists of the Company’s natural gas utility operations, the core of which is Enbridge Gas Distribution Inc. (EGD), which serves residential, commercial and industrial customers, primarily in central and eastern Ontario as well as northern New York State. This business segment also includes natural gas distribution activities in Quebec and New Brunswick.

GAS PIPELINES, PROCESSING AND ENERGY SERVICES

Gas Pipelines, Processing and Energy Services consists of investments in natural gas pipelines, gathering and processing facilities and the Company’s energy services businesses, along with renewable energy and transmission facilities. Effective September 1, 2015, under the Canadian Restructuring Plan described above, Enbridge transferred to the Fund Group certain Canadian renewable energy assets which are reported under the Sponsored Investments segment from the date of transfer.

Investments in natural gas pipelines include the Company’s interests in the Vector Pipeline (Vector) and transmission and gathering pipelines in the Gulf of Mexico. Investments in natural gas processing include the Company’s interest in Aux Sable, a natural gas extraction and fractionation business located near the terminus of the Alliance Pipeline and Canadian Midstream assets located in northeast British Columbia and northwest Alberta. The energy services businesses undertake physical commodity marketing activity and logistical services, oversee refinery supply services and manage the Company’s volume commitments on Alliance Pipeline, Vector and other pipeline systems.

SPONSORED INVESTMENTS

Sponsored Investments, as at December 31, 2015, include the Company’s overall 89.2% (2014 - 66.4%) economic interest in the Fund Group. Also within Sponsored Investments is the Company’s 35.7% (2014 - 33.7%) economic interest in Enbridge Energy Partners, L.P. (EEP) and Enbridge’s interests in both the Eastern Access and Lakehead System Mainline Expansion projects held through Enbridge Energy, Limited Partnership. Enbridge, through its subsidiaries, manages the day-to-day operations of and develops and assesses opportunities for each of these investments, including both organic growth and acquisition opportunities.

As a result of the Canadian Restructuring Plan, as discussed above, effective September 1, 2015, the Fund Group’s primary operations include its liquids pipelines business, which includes the Canadian Mainline and Regional Oil Sands System, its renewable power generation assets and a natural gas transmission business through its 50% interest in Alliance Pipeline.

EEP transports crude oil and other liquid hydrocarbons through common carrier and feeder pipelines, including the Lakehead Pipeline System (Lakehead System), which is the United States portion of the Enbridge mainline system, and transports, gathers, processes and markets natural gas and NGL.

CORPORATE

Corporate consists of the Company’s investment in Noverco Inc. (Noverco), new business development activities, general corporate investments and financing costs not allocated to the business segments.